ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2019
Payables and Accruals [Abstract]
Schedule Of Accrued Liabilities And Other Current Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Accrued employee payroll and welfare benefits	$145,336	$208,897
Amounts due to employees for stock sales proceeds	24,141	-
Refund liabilities	-	73,184
Other taxes payable	22,869	33,099
Accrued operating expenses	8,459	9,508
Payable for investments and acquisitions	5,111	17,530
Professional service fee payable	3,280	2,199
Payable for acquisitions of intangible assets	1,767	2,688
Interest payable	1,451	1,698
Others	16,708	16,392

Total	$229,122	$365,195